SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 CNY (¥) customer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Significant Risks and Uncertainties
Cash and cash equivalents	¥ 3,841,284		¥ 5,791,333	¥ 4,271,899	$ 526,254
Net revenue	5,805,901	$ 795,405	4,895,633	3,434,620
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank	500
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents	3,518,573		5,755,750
Individual customer greater than 10% of revenue | Customer concentration risk
Significant Risks and Uncertainties
Net revenue	¥ 0		¥ 0	¥ 0
Customer greater than 10% of accounts receivable | Customer concentration risk | One Customer
Significant Risks and Uncertainties
Number of customers | customer	1	1	1
Concentration risk (as a percent)	60.00%	60.00%	37.00%